INCOME TAXES (Details 4) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets	$ 222	$ 70
Non-capital losses in Canada [Member]
Deferred tax assets	2,822	4,834
Non-capital losses in Mexico [Member]
Deferred tax assets	16,557	10,225
Non-capital losses in Peru [Member]
Deferred tax assets	66,462	65,031
Capital losses in Canada [Member]
Deferred tax assets	$ 1,196	$ 1,196